PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,318
Ending balance	4,036	$ 4,318
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,917	4,404
Additions (cash and non-cash)	315	277
Dispositions	(155)	(149)
Acquisitions through business combinations		17
Transfers and assets reclassified as held for sale	(3)	(28)
Foreign currency translation and other	(254)	396
Ending balance	4,820	4,917
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(599)	(337)
Depreciation/depletion/impairment expense	(341)	(335)
Dispositions	138	87
Transfers and assets reclassified as held for sale	(14)	18
Foreign currency translation and other	32	(32)
Ending balance	(784)	(599)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86
Ending balance	81	86
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86	72
Additions (cash and non-cash)	0	0
Dispositions	0	0
Acquisitions through business combinations		0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other	(5)	14
Ending balance	81	86
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation/depletion/impairment expense	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other	0	0
Ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,488
Ending balance	2,321	2,488
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,595	2,253
Additions (cash and non-cash)	76	25
Dispositions	(9)	(2)
Acquisitions through business combinations		3
Transfers and assets reclassified as held for sale	(4)	26
Foreign currency translation and other	(159)	290
Ending balance	2,499	2,595
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(107)	(55)
Depreciation/depletion/impairment expense	(67)	(60)
Dispositions	4	4
Transfers and assets reclassified as held for sale	(16)	16
Foreign currency translation and other	8	(12)
Ending balance	(178)	(107)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	848
Ending balance	809	848
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,192	1,004
Additions (cash and non-cash)	172	167
Dispositions	(119)	(64)
Acquisitions through business combinations		11
Transfers and assets reclassified as held for sale	(2)	19
Foreign currency translation and other	(42)	55
Ending balance	1,201	1,192
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(344)	(197)
Depreciation/depletion/impairment expense	(171)	(164)
Dispositions	111	37
Transfers and assets reclassified as held for sale	2	(5)
Foreign currency translation and other	10	(15)
Ending balance	(392)	(344)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	447
Ending balance	416	447
Others | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	476	535
Additions (cash and non-cash)	6	13
Dispositions	(3)	(21)
Acquisitions through business combinations		0
Transfers and assets reclassified as held for sale	4	(73)
Foreign currency translation and other	(23)	22
Ending balance	460	476
Others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(29)	(19)
Depreciation/depletion/impairment expense	(19)	(25)
Dispositions	2	10
Transfers and assets reclassified as held for sale	0	7
Foreign currency translation and other	2	(2)
Ending balance	(44)	(29)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	449
Ending balance	409	449
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	568	540
Additions (cash and non-cash)	61	72
Dispositions	(24)	(62)
Acquisitions through business combinations		3
Transfers and assets reclassified as held for sale	(1)	0
Foreign currency translation and other	(25)	15
Ending balance	579	568
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(119)	(66)
Depreciation/depletion/impairment expense	(84)	(86)
Dispositions	21	36
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other	12	(3)
Ending balance	$ (170)	$ (119)